Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Item 402(v) Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer (“NEO”) pay.
Required Tabular Disclosure of Pay Versus Performance
The amounts in the table set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the Executive Compensation.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Total Shareholder Return ($)(4)	Net Income (Loss) ($ Million)(5)
2025	3,579,202	5,078,233	1,360,163	1,725,415	20.06	(206.7)
2024	3,672,746	4,367,052	1,564,076	1,812,051	20.50	(138.2)
2023	2,453,184	1,202,088	1,484,344	1,064,962	18.14	(134.2)

(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Douglas Love	Ted Yednock and Jennifer Lew
2024	Douglas Love	Jamie Dananberg and Ted Yednock
2023	Douglas Love	Ted Yednock and Rick Artis

(2)
Represents the amount of total compensation reported for Douglas Love (our Chief Executive Officer) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”

(3)
Represents the amount of CAP to Douglas Love and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2023		2024		2025
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation as reported on the 2025 Summary Compensation Table (“SCT”)	2,453,184	1,484,344	3,672,746	1,564,076	3,579,202	1,360,163
Less: Grant Date Fair Value of Equity Awards as reported in SCT(a)	(1,473,062)	(736,774)	(2,661,939)	(849,126)	(2,522,260)	(641,258)
Add: Year-End Fair Value of unvested Equity Awards Granted in the Year(b)	846,371	450,472	2,075,305	706,089	4,397,157	1,179,940
Add: Vesting date Fair Value of Awards Granted during the Year vested during the Year(b)	166,151	18,553	666,310	162,463	609,909	127,883
Add/(less): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End(b)	(412,800)	(76,252)	201,334	85,217	(171,029)	(44,855)
Add/(less): Year over Year Change in Fair Value of Equity Awards Granted in Prior Year vested in the Year(b)	(377,757)	(75,382)	413,296	143,332	(814,746)	(256,458)
Add: Change in Fair Value of Awards Granted during Prior Year that were Forfeited during the Year as of Prior Year End	—	—	—	—	—	—

	2023		2024		2025
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Add: Change in Fair Value of Option awards or Stock Awards modified during the Year	—	—	—	—	—	—
Total Adjustments	(1,251,096)	(419,382)	694,306	247,975	1,499,031	365,252
Compensation Actually Paid	1,202,088	1,064,962	4,367,052	1,812,051	5,078,233	1,725,415

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The fair values of stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2025. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

(4)	The amounts reflect the cumulative total shareholder return of our common stock at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022.
(5)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Douglas Love	Ted Yednock and Jennifer Lew
2024	Douglas Love	Jamie Dananberg and Ted Yednock
2023	Douglas Love	Ted Yednock and Rick Artis

PEO Total Compensation Amount	$ 3,579,202	$ 3,672,746	$ 2,453,184
PEO Actually Paid Compensation Amount	$ 5,078,233	4,367,052	1,202,088
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Douglas Love and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2023		2024		2025
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation as reported on the 2025 Summary Compensation Table (“SCT”)	2,453,184	1,484,344	3,672,746	1,564,076	3,579,202	1,360,163
Less: Grant Date Fair Value of Equity Awards as reported in SCT(a)	(1,473,062)	(736,774)	(2,661,939)	(849,126)	(2,522,260)	(641,258)
Add: Year-End Fair Value of unvested Equity Awards Granted in the Year(b)	846,371	450,472	2,075,305	706,089	4,397,157	1,179,940
Add: Vesting date Fair Value of Awards Granted during the Year vested during the Year(b)	166,151	18,553	666,310	162,463	609,909	127,883
Add/(less): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End(b)	(412,800)	(76,252)	201,334	85,217	(171,029)	(44,855)
Add/(less): Year over Year Change in Fair Value of Equity Awards Granted in Prior Year vested in the Year(b)	(377,757)	(75,382)	413,296	143,332	(814,746)	(256,458)
Add: Change in Fair Value of Awards Granted during Prior Year that were Forfeited during the Year as of Prior Year End	—	—	—	—	—	—

	2023		2024		2025
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Add: Change in Fair Value of Option awards or Stock Awards modified during the Year	—	—	—	—	—	—
Total Adjustments	(1,251,096)	(419,382)	694,306	247,975	1,499,031	365,252
Compensation Actually Paid	1,202,088	1,064,962	4,367,052	1,812,051	5,078,233	1,725,415

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The fair values of stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2025. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 1,360,163	1,564,076	1,484,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,725,415	1,812,051	1,064,962
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Douglas Love and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2023		2024		2025
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation as reported on the 2025 Summary Compensation Table (“SCT”)	2,453,184	1,484,344	3,672,746	1,564,076	3,579,202	1,360,163
Less: Grant Date Fair Value of Equity Awards as reported in SCT(a)	(1,473,062)	(736,774)	(2,661,939)	(849,126)	(2,522,260)	(641,258)
Add: Year-End Fair Value of unvested Equity Awards Granted in the Year(b)	846,371	450,472	2,075,305	706,089	4,397,157	1,179,940
Add: Vesting date Fair Value of Awards Granted during the Year vested during the Year(b)	166,151	18,553	666,310	162,463	609,909	127,883
Add/(less): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End(b)	(412,800)	(76,252)	201,334	85,217	(171,029)	(44,855)
Add/(less): Year over Year Change in Fair Value of Equity Awards Granted in Prior Year vested in the Year(b)	(377,757)	(75,382)	413,296	143,332	(814,746)	(256,458)
Add: Change in Fair Value of Awards Granted during Prior Year that were Forfeited during the Year as of Prior Year End	—	—	—	—	—	—

	2023		2024		2025
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Add: Change in Fair Value of Option awards or Stock Awards modified during the Year	—	—	—	—	—	—
Total Adjustments	(1,251,096)	(419,382)	694,306	247,975	1,499,031	365,252
Compensation Actually Paid	1,202,088	1,064,962	4,367,052	1,812,051	5,078,233	1,725,415

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The fair values of stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2025. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 20.06	20.5	18.14
Net Income (Loss)	$ (206,700,000)	$ (138,200,000)	$ (134,200,000)
PEO Name	Douglas Love	Douglas Love	Douglas Love
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,499,031	$ 694,306	$ (1,251,096)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,522,260)	(2,661,939)	(1,473,062)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,397,157	2,075,305	846,371
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,029)	201,334	(412,800)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	609,909	666,310	166,151
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(814,746)	413,296	(377,757)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Option awards or Stock Awards modified during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,252	247,975	(419,382)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(641,258)	(849,126)	(736,774)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,179,940	706,089	450,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,855)	85,217	(76,252)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,883	162,463	18,553
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,458)	143,332	(75,382)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value of Option awards or Stock Awards modified during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0